Other financial assets measured at amortized cost (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets [Line Item]
Debt securities	$ 18,484	$ 18,533	$ 18,801
of which: government bills / bonds	9,531	9,664	9,789
Loans to financial advisors	2,415	2,473	2,569
Fee- and commission-related receivables	1,982	2,073	2,014
Finance lease receivables	1,363	1,344	1,447
Settlement and clearing accounts	1,228	567	614
Accrued interest income	532	521	591
Other	1,139	1,260	1,158
Total other financial assets measured at amortized cost	$ 27,143	$ 26,770	$ 27,194